SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2022	Nov. 28, 2021	Sep. 25, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Aug. 04, 2021	Jan. 01, 2022	Oct. 31, 2021	Jul. 31, 2021	Nov. 14, 2021	Sep. 30, 2021
Lender [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares				$ 9,000	$ 7,449	$ 10,100	$ 14,600		$ 69,449	$ 232,057
Conversion of common stock				3,743,590	2,979,564	3,740,741	3,743,590		30,198,755	22,187,901
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			20,000
Series B Preferred Stock [Member] | OTC Watch LLC [Member]
Subsequent Event [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage												100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock purchase warrants issued											2,000,000
Warrants expiration term											3 years
Strike price of warrants											$ 0.01
Subsequent Event [Member] | GENBIO Inc [Member]
Subsequent Event [Line Items]
Number of shares issued		2,036,188
Equity Method Investment, Ownership Percentage		19.90%
Subsequent Event [Member] | The Agrarian Group, LLC [Member]
Subsequent Event [Line Items]
Number of shares issued	1,242,000							1,242,000
Equity Method Investment, Ownership Percentage	19.99%							19.99%
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	99,868	99,868